Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	$ 95,279	$ 102,065	$ 15,990
Liabilities
Common stock warrant liability	12,380	11,380	5,500
Contingent consideration	5,331	5,238	4,867
Total liabilities	17,711	16,618	10,367
Scenario, Previously Reported
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets		102,066
Money market funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	12,215	18,936	15,990
U.S. Treasury bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	29,709	29,725
Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	25,488	25,501
Commercial paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	5,196
Marketable securities	10,387	15,554
Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	12,284	12,349
Asset-backed securities | Scenario, Previously Reported
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		12,350
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	41,924	48,661	15,990
Level 1 | Money market funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	12,215	18,936	15,990
Level 1 | U.S. Treasury bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	29,709	29,725
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	53,355	53,404
Level 2 | Scenario, Previously Reported
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets		53,405
Level 2 | Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	25,488	25,501
Level 2 | Commercial paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents	5,196
Marketable securities	10,387	15,554
Level 2 | Asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	12,284	12,349
Level 2 | Asset-backed securities | Scenario, Previously Reported
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		12,350
Level 3
Liabilities
Common stock warrant liability	12,380	11,380	5,500
Contingent consideration	5,331	5,238	4,867
Total liabilities	$ 17,711	$ 16,618	$ 10,367